SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Schedule of Warranty Costs) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES [Abstract]
Beginning balance (warranty accrued)	$ 22,417,835	$ 20,129,274	$ 17,163,711
Addition	1,427,340	2,785,113	3,366,686
Claimed	(346,974)	(496,552)	(401,123)
Ending balance	$ 23,498,201	$ 22,417,835	$ 20,129,274